Interests in unconsolidated structured entities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of unconsolidated structured entities [abstract]
Summary of the size of unconsolidated structured entities
The size of unconsolidated structured entities as of December 31, 2021 and 2022 are as follows:

	2021		2022
Total assets:
Asset-backed securitization	~~W~~	248,200,446	237,920,155
Structured financing		255,854,384	343,752,304
Investment fund		301,241,508	343,504,568

	~~W~~	805,296,338	925,177,027

Summary of the carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities
i) The carrying values of the assets and liabilities relating to its interests in unconsolidated structured entities as of December 31, 2021 and 2022 are as follows:

	2021
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets under consolidated financial statements:
Loans measured at fair value through profit or loss	~~W~~	16,352	156,630	42,231	215,213
Loan at amortized cost		731,184	13,548,490	155,572	14,435,246
Securities at fair value through profit or loss		3,752,394	235,238	14,014,493	18,002,125
Derivate assets		4,343	16,560	—	20,903
Securities at fair value through other comprehensive income		2,510,057	215,237	—	2,725,294
Securities at amortized cost		6,493,106	—	—	6,493,106
Other assets		138	17,280	177	17,595

	~~W~~	13,507,574	14,189,435	14,212,473	41,909,482

Liabilities under consolidated financial statements:
Derivate liabilities	~~W~~	3,817	48	—	3,865
Other liabilities		103	21,683	—	21,786

	~~W~~	3,920	21,731	—	25,651

	2022
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets under consolidated financial statements:
Loans measured at fair value through profit or loss	~~W~~	9,269	693,630	498	703,397
Loan at amortized cost		869,478	15,725,255	183,263	16,777,996
Securities at fair value through profit or loss		2,475,307	250,470	13,767,837	16,493,614
Derivate assets		4,432	—	—	4,432
Securities at fair value through other comprehensive income		1,832,987	179,714	—	2,012,701
Securities at amortized cost		6,894,241	—	—	6,894,241
Other assets		4,337	44,448	5,608	54,393

	~~W~~	12,090,051	16,893,517	13,957,206	42,940,774

Liabilities under consolidated financial statements:
Derivate liabilities	~~W~~	24,902	91	—	24,993
Other liabilities		788	18,840	101	19,729

	~~W~~	25,690	18,931	101	44,722

Summary of exposure to risk relating to its interests in unconsolidated structured entities
ii) The maximum risk exposure of the Group relating to its interests in unconsolidated structured entities as of December 31, 2021 and 2022 are as follows:

	2021
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	13,507,574	14,189,435	14,212,473	41,909,482
ABS and ABCP purchase agreements		895,273	2,210	2,703,353	3,600,836
Loan commitments		439,843	984,082	6,900	1,430,825
Guarantees		21,200	105,550	—	126,750
Others		—	150,579	—	150,579

	~~W~~	14,863,890	15,431,856	16,922,726	47,218,472

	2022
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	12,090,051	16,893,517	13,957,206	42,940,774
ABS and ABCP purchase agreements		1,014,702	104,773	2,257,564	3,377,039
Loan commitments		419,039	988,331	—	1,407,370
Guarantees		15,000	80,000	—	95,000
Others		—	103,039	—	103,039

	~~W~~	13,538,792	18,169,660	16,214,770	47,923,222